Income Taxes (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Taxes [Abstract]
Income tax (benefit) at U.S. statutory rate		$ (740,000)	$ (636,000)
Tax rate difference between Belgium and U.S.
Permanent difference		(1,526,000)
Change in valuation allowance		2,266,000	636,000
Tax provision (benefit) at effective tax rate	$ 67,532